Intangible Assets & Goodwill - Summary of Estimated Future Annual Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Remaining 2021	$ 3,326
2022	13,887		$ 7,914
2023	13,320		7,823
2024	12,349		7,038
2025	11,895		6,066
2025			5,982
Thereafter	106,505
Thereafter			55,321
Estimated amortization	$ 161,282	$ 122,485	93,800	$ 30,036	$ 12,477
Previously Reported [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated amortization		$ 123,106	$ 90,144	$ 26,380